Financial risk management objectives and policies - Currency Risk (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Egyptian Pound And Moroccan Dirhan [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Egyptian Pound And Moroccan Dirhan [Member] | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	1.70%
Egyptian Pound And Moroccan Dirhan [Member] | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	7.20%
Egyptian Pound (EGP) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (11,475)
Effect on pre-tax equity due to decrease in designated risk component	11,475
Effect on profit before tax equity due to increase in designated risk component	3,196
Effect on profit before tax equity due to decrease in designated risk component	€ (3,196)
Egyptian Pound (EGP) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (1,200)
Effect on pre-tax equity due to decrease in designated risk component	1,200
Effect on profit before tax equity due to increase in designated risk component	(8)
Effect on profit before tax equity due to decrease in designated risk component	€ 8
Moroccan Dirham (MAD) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (115,614)
Effect on pre-tax equity due to decrease in designated risk component	115,614
Effect on profit before tax equity due to increase in designated risk component	616
Effect on profit before tax equity due to decrease in designated risk component	€ (616)
Ghanaian Cedi And Emirati Dirhan And South African Rand [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Ghanaian Cedi And Emirati Dirhan And South African Rand [Member] | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	9.40%
Ghanaian Cedi And Emirati Dirhan And South African Rand [Member] | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	14.10%
Cedi (Ghana) (GHS) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (169)
Effect on pre-tax equity due to decrease in designated risk component	169
Effect on profit before tax equity due to increase in designated risk component	441
Effect on profit before tax equity due to decrease in designated risk component	€ (441)
Cedi (Ghana) (GHS) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (508)
Effect on pre-tax equity due to decrease in designated risk component	508
Effect on profit before tax equity due to increase in designated risk component	14
Effect on profit before tax equity due to decrease in designated risk component	€ (14)
UAE Dirham (AED) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (33,206)
Effect on pre-tax equity due to decrease in designated risk component	33,206
Effect on profit before tax equity due to increase in designated risk component	871
Effect on profit before tax equity due to decrease in designated risk component	€ (871)
UAE Dirham (AED) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on profit before tax equity due to increase in designated risk component	€ 86
Effect on profit before tax equity due to decrease in designated risk component	€ (86)
Rand (ZAR) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ 74
Effect on pre-tax equity due to decrease in designated risk component	(74)
Effect on profit before tax equity due to increase in designated risk component	122
Effect on profit before tax equity due to decrease in designated risk component	€ (122)
Rand (ZAR) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (76)
Effect on pre-tax equity due to decrease in designated risk component	76
Effect on profit before tax equity due to increase in designated risk component	12
Effect on profit before tax equity due to decrease in designated risk component	€ (12)
Nigerian Naira And Kenyan Shilling [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	15.00%
Decrease in foreign exchange rate	(15.00%)
Nigerian Naira And Kenyan Shilling [Member] | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	16.00%
Nigerian Naira And Kenyan Shilling [Member] | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	17.80%
Naira (NGN) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	15.00%
Decrease in foreign exchange rate	(15.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (188,064)
Effect on pre-tax equity due to decrease in designated risk component	188,064
Effect on profit before tax equity due to increase in designated risk component	548,353
Effect on profit before tax equity due to decrease in designated risk component	€ (548,353)
Naira (NGN) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	15.00%
Decrease in foreign exchange rate	(15.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (3,717)
Effect on pre-tax equity due to decrease in designated risk component	3,717
Effect on profit before tax equity due to increase in designated risk component	9,495
Effect on profit before tax equity due to decrease in designated risk component	€ (9,495)
Kenyan Shilling (KES) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	15.00%
Decrease in foreign exchange rate	(15.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (66,556)
Effect on pre-tax equity due to decrease in designated risk component	66,556
Effect on profit before tax equity due to increase in designated risk component	96,769
Effect on profit before tax equity due to decrease in designated risk component	€ (96,769)
Kenyan Shilling (KES) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	15.00%
Decrease in foreign exchange rate	(15.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (2,512)
Effect on pre-tax equity due to decrease in designated risk component	2,512
Effect on profit before tax equity due to increase in designated risk component	10,345
Effect on profit before tax equity due to decrease in designated risk component	€ (10,345)